Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Profit or loss [abstract]
Net sales		$ 29,904	$ 48,725
Cost of goods sold		(28,620)	(47,488)
Gross profit		1,284	1,237
Other income		2,065	1,218
Selling and distribution expenses		(857)	(1,162)
Administrative expenses		(4,505)	(4,097)
Finance costs		(289)	(710)
Other expenses		(287)	(273)
Loss before taxation		(2,589)	(3,787)
Income tax expense		(2)	(6)
Net loss		(2,591)	(3,793)
Net income (loss) attributable to
Equity holders of the Company		(3,327)	(4,130)
Non-controlling interest		736	337
Other comprehensive loss
Exchange differences on translation of financial statements of foreign operations		668	(563)
Exchange differences on translation of financial statements of foreign operations - non-controlling interest		16	(16)
Total comprehensive loss		(1,907)	(4,372)
Total comprehensive income (loss) attributable to
Equity holders of the Company		(2,659)	(4,693)
Non-controlling interest		$ 752	$ 321
Net loss per share attributable to the equity holders of the Company
Net loss per share attributable to the equity holders of the Company - Basic	[1]	$ (0.89)	$ (1.69)
Net loss per share attributable to the equity holders of the Company - Diluted	[1],[2]	$ (0.89)	$ (1.69)

[1]	earnings per share for basic and diluted weighted average shares outstanding are the same due to anti-dilutive feature resulting from the net loss for the year
[2]	Warrants to purchase Class A ordinary shares are not included in the diluted loss per share calculations when their effect is antidilutive. For the six months ended March 31, 2026 and 2025,